10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® Global ex U.S. Index Fund		Fidelity Global ex U.S. Index Fund-Institutional Class	Fidelity Global ex U.S. Index Fund-Institutional Premium Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.03%	none
Total annual operating expenses		0.09%	0.06%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® Global ex U.S. Index Fund - USD ($)	Fidelity Global ex U.S. Index Fund-Institutional Class	Fidelity Global ex U.S. Index Fund-Institutional Premium Class
1 year	$ 9	$ 6
3 years	29	19
5 years	51	34
10 years	$ 115	$ 77